SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
Product Information [Line Items]
Number of warrants				6,022,500
Impairment of long-lived asset	$ 453
Severance pay expenses	232	$ 291	$ 375
Cumulative translation adjustment	$ 1,300
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Concentration risk percentage		10.00%
Unvested [Member]
Product Information [Line Items]
Dilutive securities	24,552,202
Share-Based Payment Arrangement, Option [Member]
Product Information [Line Items]
Dilutive securities	635,694	1,112,617
Warrant [Member]
Product Information [Line Items]
Dilutive securities	51,764,598	6,053,703
Earnout Rights [Member]
Product Information [Line Items]
Dilutive securities	4,000,000	4,000,000